Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (18.2%)
*	Etsy Inc.	88,947	5,542
*	Five Below Inc.	40,679	5,237
*	Planet Fitness Inc. Class A	65,821	5,033
*	Trade Desk Inc. Class A	24,800	4,930
*	Ollie's Bargain Outlet Holdings Inc.	37,043	3,657
	Nexstar Media Group Inc. Class A	33,327	3,338
*	Deckers Outdoor Corp.	21,762	3,310
*	Chegg Inc.	80,683	3,022
*	Roku Inc.	32,261	2,916
	Strategic Education Inc.	15,563	2,739
	Churchill Downs Inc.	26,293	2,592
	Texas Roadhouse Inc. Class A	50,483	2,588
	New York Times Co. Class A	79,503	2,530
*	Eldorado Resorts Inc.	49,027	2,411
	World Wrestling Entertainment Inc. Class A	32,023	2,329
^	Cracker Barrel Old Country Store Inc.	14,316	2,249
	Marriott Vacations Worldwide Corp.	24,049	2,162
	Steven Madden Ltd.	64,920	1,964
*	SiteOne Landscape Supply Inc.	30,205	1,959
	Wolverine World Wide Inc.	68,760	1,921
	Monro Inc.	23,715	1,890
	American Eagle Outfitters Inc.	108,396	1,886
*	Fox Factory Holding Corp.	26,851	1,800
*	Dorman Products Inc.	19,990	1,632
	Wingstop Inc.	19,996	1,593
	LCI Industries	18,195	1,508
	Dana Inc.	100,754	1,470
	Dave & Buster's Entertainment Inc.	28,876	1,436
*	Cimpress NV	16,410	1,436
*	Carvana Co. Class A	24,114	1,396
*	Avis Budget Group Inc.	48,531	1,376
	Cheesecake Factory Inc.	31,481	1,362
*	BJ's Wholesale Club Holdings Inc.	54,423	1,359
	Boyd Gaming Corp.	55,819	1,335
*	SeaWorld Entertainment Inc.	40,888	1,308
*	National Vision Holdings Inc.	46,846	1,276
	Sinclair Broadcast Group Inc. Class A	23,428	1,258
*,^	RH	14,156	1,205
*	Meritor Inc.	59,561	1,201
*	Shutterfly Inc.	25,182	1,196
	Bloomin' Brands Inc.	61,844	1,194
	Lithia Motors Inc. Class A	10,169	1,161
*	Shake Shack Inc. Class A	18,321	1,124
	Children's Place Inc.	11,682	1,082
	Red Rock Resorts Inc. Class A	51,793	1,081
*	Asbury Automotive Group Inc.	14,422	1,070
*	Instructure Inc.	23,606	982
*	Crocs Inc.	49,331	953
*	Career Education Corp.	50,526	948

*,^	LGI Homes Inc.	13,782	940
*	Cavco Industries Inc.	6,378	916
	Oxford Industries Inc.	12,449	887
*	IMAX Corp.	39,985	870
*	Sleep Number Corp.	24,248	844
*	Sotheby's	24,792	836
	PriceSmart Inc.	16,491	801
	Brinker International Inc.	21,181	796
*	Scientific Games Corp.	41,389	791
	Inter Parfums Inc.	12,003	778
*	American Woodmark Corp.	10,366	751
	Winnebago Industries Inc.	23,272	748
*	Liberty Media Corp-Liberty Braves Class C	26,386	702
	Dine Brands Global Inc.	7,416	700
	Callaway Golf Co.	46,882	689
*	Denny's Corp.	34,147	672
	BJ's Restaurants Inc.	15,632	655
*	At Home Group Inc.	33,464	637
*	Quotient Technology Inc.	59,530	629
	Sturm Ruger & Co. Inc.	12,523	623
*	Central Garden & Pet Co. Class A	23,315	596
	Skyline Champion Corp.	24,960	584
*	Liberty TripAdvisor Holdings Inc. Class A	54,134	577
	Viad Corp.	8,895	559
*	Malibu Boats Inc. Class A	15,508	557
*	Boot Barn Holdings Inc.	20,871	545
*	GoPro Inc. Class A	85,761	540
	Shutterstock Inc.	14,037	534
*	QuinStreet Inc.	33,243	510
	Ruth's Hospitality Group Inc.	21,563	493
*	HealthStream Inc.	19,153	479
	La-Z-Boy Inc.	14,854	478
*	Stoneridge Inc.	18,279	476
*	Weight Watchers International Inc.	27,154	469
*	Penn National Gaming Inc.	24,696	466
*	Stamps.com Inc.	13,064	438
*	Hudson Ltd. Class A	29,733	404
	Papa John's International Inc.	7,613	369
*	Sally Beauty Holdings Inc.	23,867	362
	KB Home	13,558	341
*	Murphy USA Inc.	4,056	326
	Winmark Corp.	1,893	312
	Tenneco Inc. Class A	30,869	307
*	Monarch Casino & Resort Inc.	6,681	287
*	MasterCraft Boat Holdings Inc.	13,842	275
*	YETI Holdings Inc.	11,288	270
*	Taylor Morrison Home Corp. Class A	13,134	262
	Jack in the Box Inc.	3,122	260
*	Lindblad Expeditions Holdings Inc.	15,890	259
^	Camping World Holdings Inc. Class A	24,235	255
*	Central European Media Enterprises Ltd. Class A	65,046	239
*	G-III Apparel Group Ltd.	9,201	237
*	Franklin Covey Co.	7,205	224
*	Chuy's Holdings Inc.	9,868	218
*	Care.com Inc.	14,969	214
*	Liberty Media Corp-Liberty Braves Class A	7,605	202
*	Fiesta Restaurant Group Inc.	13,982	198

	Tailored Brands Inc.	36,688	193
	Big Lots Inc.	6,946	192
*	Helen of Troy Ltd.	1,420	190
*	Carrols Restaurant Group Inc.	21,976	187
*	Drive Shack Inc.	40,700	185
*	Golden Entertainment Inc.	13,993	181
*	elf Beauty Inc.	16,925	172
*	Funko Inc. Class A	8,236	171
*	Central Garden & Pet Co.	5,963	168
	Johnson Outdoors Inc. Class A	2,235	165
*,^	Overstock.com Inc.	17,046	163
*	Fitbit Inc. Class A	34,877	161
*,^	Lumber Liquidators Holdings Inc.	16,810	161
*	MarineMax Inc.	9,406	147
	Nathan's Famous Inc.	2,137	144
*	ZAGG Inc.	19,857	132
*	Conn's Inc.	7,039	126
*	Tribune Publishing Co.	12,722	125
*	America's Car-Mart Inc.	1,419	122
*	MDC Partners Inc. Class A	41,141	115
*,^	Revlon Inc. Class A	5,314	113
*	Liberty Expedia Holdings Inc. Class A	2,691	111
	Superior Group of Cos. Inc.	6,876	110
*	1-800-Flowers.com Inc. Class A	5,743	105
*	M/I Homes Inc.	3,789	104
	Hooker Furniture Corp.	3,779	101
*	Sportsman's Warehouse Holdings Inc.	27,410	101
*	Cardlytics Inc.	4,382	101
*,^	Eros International plc	12,248	95
*	Meritage Homes Corp.	1,830	92
*	Duluth Holdings Inc.	6,099	91
*	Hemisphere Media Group Inc. Class A	6,679	90
	Carriage Services Inc. Class A	4,945	90
*	Potbelly Corp.	16,608	84
	Hamilton Beach Brands Holding Co. Class A	4,749	83
*,^	LiveXLive Media Inc.	21,639	82
	RCI Hospitality Holdings Inc.	5,012	81
*	Zumiez Inc.	4,098	81
*	William Lyon Homes Class A	4,235	79
	Marine Products Corp.	5,546	77
*	Noodles & Co. Class A	10,329	75
*	Fossil Group Inc.	7,580	74
*	Lovesac Co.	1,943	70
*	TRI Pointe Group Inc.	5,422	67
	Tile Shop Holdings Inc.	15,568	65
	Buckle Inc.	4,291	65
*	Rosetta Stone Inc.	2,468	61
*	Sonos Inc.	5,624	57
*	Nautilus Inc.	19,904	54
	Bluegreen Vacations Corp.	5,464	43
*	Century Communities Inc.	1,495	40
*	Gaia Inc. Class A	5,270	39
*	Houghton Mifflin Harcourt Co.	6,189	35
	National Presto Industries Inc.	344	34
*,^	Vuzix Corp.	15,689	33
*,^	Eastman Kodak Co.	13,002	30
	Entravision Communications Corp. Class A	8,812	26

*	RTW RetailWinds Inc.	13,289	25
*,^	Purple Innovation Inc.	3,210	21
*	Party City Holdco Inc.	2,465	19
*	American Public Education Inc.	647	18
	Tilly's Inc. Class A	2,316	18
*	Empire Resorts Inc.	1,451	18
	Movado Group Inc.	684	18
*	Kirkland's Inc.	3,074	12
*	Green Brick Partners Inc.	1,089	9
*	Legacy Housing Corp.	654	8
*	Hovnanian Enterprises Inc. Class A	778	7
*	Town Sports International Holdings Inc.	984	3
	Beasley Broadcast Group Inc. Class A	494	2
			136,451
Consumer Staples (2.5%)
*	Performance Food Group Co.	75,812	2,983
*	Boston Beer Co. Inc. Class A	6,147	1,932
	J&J Snack Foods Corp.	11,180	1,798
	WD-40 Co.	10,153	1,587
	Lancaster Colony Corp.	10,206	1,468
	Medifast Inc.	8,717	1,124
	Coca-Cola Consolidated Inc.	3,500	1,057
	Calavo Growers Inc.	11,817	1,033
*	Freshpet Inc.	19,525	907
*	USANA Health Sciences Inc.	9,426	667
	MGP Ingredients Inc.	8,730	526
*	Chefs' Warehouse Inc.	16,171	512
	John B Sanfilippo & Son Inc.	6,412	492
^	National Beverage Corp.	8,798	397
	Cal-Maine Foods Inc.	9,418	349
	Vector Group Ltd.	33,963	304
	Turning Point Brands Inc.	5,948	293
*	Primo Water Corp.	24,875	287
^	PetMed Express Inc.	14,912	261
*,^	22nd Century Group Inc.	85,836	164
*	Diplomat Pharmacy Inc.	33,976	157
*	Craft Brew Alliance Inc.	9,415	130
^	B&G Foods Inc.	5,204	114
	Core-Mark Holding Co. Inc.	2,772	102
	Tootsie Roll Industries Inc.	1,872	71
*,^	Celsius Holdings Inc.	16,884	68
	Limoneira Co.	3,361	64
^	Natural Health Trends Corp.	5,150	53
*,^	Castle Brands Inc.	67,311	33
			18,933
Energy (1.5%)
	Delek US Holdings Inc.	55,911	1,711
*	Matador Resources Co.	72,024	1,184
*	ProPetro Holding Corp.	52,472	1,019
*	Cactus Inc. Class A	30,930	1,007
*	SRC Energy Inc.	179,852	852
*	Carrizo Oil & Gas Inc.	64,874	660
	CVR Energy Inc.	12,773	542
*,^	Tellurian Inc.	63,412	488
	Liberty Oilfield Services Inc. Class A	32,717	417
*	Jagged Peak Energy Inc.	47,424	394

	Solaris Oilfield Infrastructure Inc. Class A	19,815	282
*	Penn Virginia Corp.	9,178	280
*	Keane Group Inc.	35,842	263
*	Denbury Resources Inc.	159,652	230
*	TPI Composites Inc.	10,899	227
*	CONSOL Energy Inc.	8,604	226
	Berry Petroleum Corp.	17,072	184
*	Ring Energy Inc.	39,909	141
	TerraForm Power Inc. Class A	9,683	131
*	TETRA Technologies Inc.	77,852	120
*	SunPower Corp. Class A	15,568	116
	Evolution Petroleum Corp.	18,795	115
*	Abraxas Petroleum Corp.	108,394	104
	Mammoth Energy Services Inc.	9,197	97
*	Laredo Petroleum Inc.	34,751	92
*	Select Energy Services Inc. Class A	7,522	80
	Panhandle Oil and Gas Inc. Class A	6,038	80
*	Northern Oil and Gas Inc.	35,559	71
*,^	Covia Holdings Corp.	22,817	66
*	ION Geophysical Corp.	7,848	53
*,^	Vivint Solar Inc.	7,914	52
*	Goodrich Petroleum Corp.	4,220	49
*	Renewable Energy Group Inc.	2,234	35
*,^	NextDecade Corp.	5,616	30
*	Independence Contract Drilling Inc.	13,163	26
*	Profire Energy Inc.	17,448	26
*	Par Pacific Holdings Inc.	1,244	24
*	Lilis Energy Inc.	32,860	24
*	Ramaco Resources Inc.	4,083	23
*,^	Zion Oil & Gas Inc.	39,366	18
*	Montage Resources Corp.	2,095	16
*	Key Energy Services Inc.	7,550	13
*	Isramco Inc.	76	9
*	Rosehill Resources Inc. Class A	2,478	8
*	RigNet Inc.	676	6
*	Pioneer Energy Services Corp.	4,617	1
	Cimarex Energy Co.	3	—
			11,592
Financial Services (10.9%)
	Primerica Inc.	32,092	3,686
	Americold Realty Trust	117,509	3,678
	FirstCash Inc.	31,896	3,021
	EastGroup Properties Inc.	26,174	2,905
	First Financial Bankshares Inc.	48,399	2,742
	Ryman Hospitality Properties Inc.	33,272	2,660
*	LendingTree Inc.	5,930	2,228
	RLI Corp.	24,530	2,107
	Kemper Corp.	22,736	1,887
*	Essent Group Ltd.	36,372	1,708
*	Green Dot Corp. Class A	35,982	1,670
	PS Business Parks Inc.	10,193	1,640
	Federated Investors Inc. Class B	52,892	1,615
	Bank of NT Butterfield & Son Ltd.	41,677	1,376
	Kinsale Capital Group Inc.	14,519	1,217
	HFF Inc. Class A	27,975	1,208
*	Axos Financial Inc.	43,177	1,179
	Tanger Factory Outlet Centers Inc.	68,523	1,162

	Houlihan Lokey Inc. Class A	25,350	1,146
	Ameris Bancorp	31,510	1,112
	ServisFirst Bancshares Inc.	34,669	1,087
	EVERTEC Inc.	37,892	1,086
*	NMI Holdings Inc. Class A	38,913	1,061
	Moelis & Co. Class A	33,237	1,056
	National Health Investors Inc.	13,279	1,043
	Eagle Bancorp Inc.	19,117	1,015
	Four Corners Property Trust Inc.	34,609	995
	Kennedy-Wilson Holdings Inc.	47,700	980
*,^	Redfin Corp.	59,030	930
	Newmark Group Inc. Class A	111,099	887
	Cohen & Steers Inc.	16,582	849
	Artisan Partners Asset Management Inc. Class A	35,747	845
	QTS Realty Trust Inc. Class A	17,693	817
*	Cardtronics plc Class A	23,824	719
	Universal Health Realty Income Trust	8,682	712
	Universal Insurance Holdings Inc.	23,569	684
	First Industrial Realty Trust Inc.	19,705	684
	National General Holdings Corp.	28,891	656
	Hamilton Lane Inc. Class A	12,456	612
*	Cushman & Wakefield plc	35,378	596
	Alexander's Inc.	1,588	584
	Lakeland Financial Corp.	13,277	584
	Independent Bank Group Inc.	11,016	569
	Cadence BanCorp Class A	30,518	565
*,^	Trupanion Inc.	19,154	562
	BrightSphere Investment Group plc	51,595	554
*	Everi Holdings Inc.	49,275	549
	Meta Financial Group Inc.	20,860	546
*	Enova International Inc.	24,632	526
	WisdomTree Investments Inc.	87,193	524
	LegacyTexas Financial Group Inc.	14,227	519
*	Triumph Bancorp Inc.	18,408	517
	PJT Partners Inc.	13,783	509
	Cass Information Systems Inc.	10,677	481
	Home BancShares Inc.	26,538	465
	Preferred Bank	10,437	457
*	Marcus & Millichap Inc.	14,466	442
	Saul Centers Inc.	8,019	431
*	Evo Payments Inc. Class A	14,295	421
	James River Group Holdings Ltd.	9,318	416
	GEO Group Inc.	18,910	415
	Glacier Bancorp Inc.	9,836	388
	Carolina Financial Corp.	11,008	365
	Diamond Hill Investment Group Inc.	2,438	350
*	Focus Financial Partners Inc. Class A	11,498	323
	People's Utah Bancorp	11,510	322
	Pacific Premier Bancorp Inc.	11,364	322
	Heritage Commerce Corp.	26,924	321
	Kearny Financial Corp.	21,207	284
	UMH Properties Inc.	21,091	281
	Independent Bank Corp.	4,024	279
	RMR Group Inc. Class A	5,274	254
	National Bank Holdings Corp. Class A	7,032	247
*,^	Health Insurance Innovations Inc. Class A	9,556	246
	Urban Edge Properties	13,388	231

WSFS Financial Corp.	5,695	226
Enterprise Financial Services Corp.	5,690	223
Ladenburg Thalmann Financial Services Inc.	68,929	221
CenterState Bank Corp.	9,811	215
* Atlantic Capital Bancshares Inc.	12,832	210
Veritex Holdings Inc.	8,186	208
FB Financial Corp.	5,787	201
Midland States Bancorp Inc.	8,144	200
Easterly Government Properties Inc.	10,694	197
Armada Hoffler Properties Inc.	11,699	193
Westwood Holdings Group Inc.	6,103	179
Greenhill & Co. Inc.	11,791	177
Farmers & Merchants Bancorp Inc.	5,952	176
* Safeguard Scientifics Inc.	14,271	171
BancFirst Corp.	3,184	166
^ Pennsylvania REIT	24,542	157
Washington Trust Bancorp Inc.	3,195	157
United Insurance Holdings Corp.	11,473	155
Live Oak Bancshares Inc.	9,757	152
Origin Bancorp Inc.	4,491	150
Monmouth Real Estate Investment Corp.	10,697	149
United Community Banks Inc.	5,448	144
* Donnelley Financial Solutions Inc.	11,696	144
* Cowen Inc. Class A	9,418	143
* Customers Bancorp Inc.	7,157	141
Clipper Realty Inc.	11,024	141
* Seacoast Banking Corp. of Florida	6,038	140
Federal Agricultural Mortgage Corp.	2,044	140
* I3 Verticals Inc. Class A	5,296	135
* On Deck Capital Inc.	33,649	135
Walker & Dunlop Inc.	2,618	132
Granite Point Mortgage Trust Inc.	6,987	130
National Storage Affiliates Trust	4,160	124
ConnectOne Bancorp Inc.	5,841	123
First Foundation Inc.	9,118	120
German American Bancorp Inc.	4,219	118
Pzena Investment Management Inc. Class A	12,616	112
Stock Yards Bancorp Inc.	3,338	111
* TriState Capital Holdings Inc.	4,754	98
Independent Bank Corp.	4,501	95
HomeTrust Bancshares Inc.	3,870	95
Meridian Bancorp Inc.	5,382	93
Sterling Bancorp Inc.	10,397	92
* HarborOne Bancorp Inc.	5,021	90
City Holding Co.	1,209	88
Union Bankshares Inc.	2,623	86
* Regional Management Corp.	3,439	85
Hingham Institution for Savings	457	83
Silvercrest Asset Management Group Inc. Class A	6,140	82
* Curo Group Holdings Corp.	8,646	81
* Equity Bancshares Inc. Class A	3,214	80
United Fire Group Inc.	1,518	71
Essential Properties Realty Trust Inc.	3,316	71
Virtus Investment Partners Inc.	687	70
* Elevate Credit Inc.	16,083	69
FS Bancorp Inc.	1,389	65
Merchants Bancorp	3,519	64

City Office REIT Inc.	5,352	63
Cambridge Bancorp	746	61
FedNat Holding Co.	4,531	61
Hanmi Financial Corp.	2,863	59
* MBIA Inc.	6,549	58
Civista Bancshares Inc.	2,648	57
Greene County Bancorp Inc.	1,852	54
* Trinity Place Holdings Inc.	12,978	53
West Bancorporation Inc.	2,510	52
* Maui Land & Pineapple Co. Inc.	5,021	52
Consolidated-Tomoka Land Co.	865	52
* Allegiance Bancshares Inc.	1,586	51
Central Pacific Financial Corp.	1,812	50
Investar Holding Corp.	1,996	48
* Siebert Financial Corp.	5,098	45
Tompkins Financial Corp.	536	42
TriCo Bancshares	1,101	41
* Esquire Financial Holdings Inc.	1,741	40
* FRP Holdings Inc.	822	38
Piper Jaffray Cos.	518	37
Stewart Information Services Corp.	855	35
Global Indemnity Ltd.	1,144	34
* Republic First Bancorp Inc.	6,971	34
Old Line Bancshares Inc.	1,349	33
* Ambac Financial Group Inc.	2,151	33
NexPoint Residential Trust Inc.	709	28
PCSB Financial Corp.	1,397	27
Investors Title Co.	173	27
* Howard Bancorp Inc.	1,909	27
Waterstone Financial Inc.	1,545	26
Heritage Insurance Holdings Inc.	1,671	24
Capstar Financial Holdings Inc.	1,618	24
* Ashford Inc.	523	23
* Malvern Bancorp Inc.	1,164	23
Amalgamated Bank Class A	1,250	21
Bankwell Financial Group Inc.	710	20
Pacific City Financial Corp.	1,179	20
* Southern First Bancshares Inc.	518	18
* Entegra Financial Corp.	581	17
Kingstone Cos. Inc.	1,848	16
Value Line Inc.	660	16
CNB Financial Corp.	627	16
Macatawa Bank Corp.	1,322	13
Enterprise Bancorp Inc.	477	13
Reliant Bancorp Inc.	573	12
Northeast Bank	573	12
First Financial Northwest Inc.	775	12
* Coastal Financial Corp.	635	10
Southern Missouri Bancorp Inc.	308	10
GAMCO Investors Inc. Class A	570	10
Unity Bancorp Inc.	474	10
* Spirit of Texas Bancshares Inc.	430	10
* Altisource Portfolio Solutions SA	425	9
* Capital Bancorp Inc.	691	8
Fidelity D&D Bancorp Inc.	108	6
* Provident Bancorp Inc.	236	6
Oak Valley Bancorp	290	5

*	Bank7 Corp.	308	5
*	FVCBankcorp Inc.	288	5
	Griffin Industrial Realty Inc.	116	4
	Oconee Federal Financial Corp.	183	4
*	MoneyGram International Inc.	2,055	3
	People's United Financial Inc.	14	—
			81,507
Health Care (25.4%)
*	Array BioPharma Inc.	157,268	4,155
*	Medidata Solutions Inc.	42,969	3,917
*	Haemonetics Corp.	38,149	3,700
*	Horizon Therapeutics plc	134,163	3,197
*	Novocure Ltd.	54,768	2,909
*,^	Teladoc Health Inc.	49,882	2,899
*	Wright Medical Group NV	92,472	2,841
*	HealthEquity Inc.	40,303	2,634
*	Tandem Diabetes Care Inc.	37,954	2,602
*	Blueprint Medicines Corp.	33,643	2,557
*	Spark Therapeutics Inc.	23,443	2,555
*	LHC Group Inc.	21,923	2,483
*	Global Blood Therapeutics Inc.	39,873	2,424
*	Omnicell Inc.	28,813	2,289
*	Amedisys Inc.	19,891	2,234
*	NuVasive Inc.	38,272	2,218
*	Globus Medical Inc.	55,313	2,174
*	Ultragenyx Pharmaceutical Inc.	39,154	2,151
*	Neogen Corp.	37,429	2,109
*	LivaNova plc	28,669	2,061
*	FibroGen Inc.	56,648	2,053
*	Merit Medical Systems Inc.	39,655	2,047
*	Repligen Corp.	29,322	2,037
*	ACADIA Pharmaceuticals Inc.	84,336	2,023
	Ensign Group Inc.	37,044	1,973
*,^	Medicines Co.	47,565	1,696
*	Ligand Pharmaceuticals Inc.	15,643	1,680
*	AMN Healthcare Services Inc.	34,410	1,667
*,^	Arrowhead Pharmaceuticals Inc.	69,763	1,654
*	HMS Holdings Corp.	53,822	1,638
*	Glaukos Corp.	25,355	1,635
*	Amicus Therapeutics Inc.	141,630	1,596
*	Arena Pharmaceuticals Inc.	29,569	1,567
*	PTC Therapeutics Inc.	38,323	1,537
*	Quidel Corp.	25,445	1,407
*	Halozyme Therapeutics Inc.	94,054	1,387
*	Insmed Inc.	57,033	1,381
*	Emergent BioSolutions Inc.	34,004	1,357
*	Intercept Pharmaceuticals Inc.	16,310	1,351
*	NeoGenomics Inc.	61,149	1,328
*,^	Immunomedics Inc.	101,321	1,324
*	Biohaven Pharmaceutical Holding Co. Ltd.	23,279	1,314
*	Iovance Biotherapeutics Inc.	78,924	1,290
*	Pacira BioSciences Inc.	29,629	1,289
*	Nevro Corp.	21,683	1,282
*,^	Portola Pharmaceuticals Inc.	45,054	1,257
*	Tenet Healthcare Corp.	62,305	1,244
*	iRhythm Technologies Inc.	18,053	1,236
*	Reata Pharmaceuticals Inc. Class A	14,089	1,201

*	Integer Holdings Corp.	17,019	1,193
*	MyoKardia Inc.	25,354	1,181
*	BioTelemetry Inc.	24,538	1,174
*	Select Medical Holdings Corp.	81,464	1,145
*	AnaptysBio Inc.	15,696	1,143
*	Ironwood Pharmaceuticals Inc. Class A	104,500	1,142
*	Enanta Pharmaceuticals Inc.	12,439	1,125
*	Myriad Genetics Inc.	45,174	1,119
*	Supernus Pharmaceuticals Inc.	36,478	1,095
*	Mirati Therapeutics Inc.	15,909	1,078
*	Xencor Inc.	34,710	1,070
*	Acceleron Pharma Inc.	26,834	1,070
	US Physical Therapy Inc.	9,365	1,046
*	REGENXBIO Inc.	23,901	1,028
*	Cardiovascular Systems Inc.	25,213	982
*	Aerie Pharmaceuticals Inc.	26,532	966
	Atrion Corp.	1,060	936
*	Invitae Corp.	52,833	922
*	Audentes Therapeutics Inc.	25,555	898
*	Zogenix Inc.	23,337	880
*	Heron Therapeutics Inc.	51,200	872
*	Fate Therapeutics Inc.	45,204	872
*	Medpace Holdings Inc.	16,140	871
*	Inogen Inc.	13,397	864
*	Momenta Pharmaceuticals Inc.	72,363	842
*	R1 RCM Inc.	70,226	824
*	Genomic Health Inc.	15,562	813
*	Esperion Therapeutics Inc.	17,059	812
*	AtriCure Inc.	27,449	804
*	CareDx Inc.	24,662	780
*	STAAR Surgical Co.	32,779	760
*	Varex Imaging Corp.	28,425	758
*	Guardant Health Inc.	9,609	739
*	Coherus Biosciences Inc.	38,726	732
*	Corcept Therapeutics Inc.	72,652	711
*	Editas Medicine Inc.	34,464	708
*	Innoviva Inc.	51,201	700
*	Codexis Inc.	38,450	696
*	Atara Biotherapeutics Inc.	31,161	692
*	Pacific Biosciences of California Inc.	102,536	687
*	Sangamo Therapeutics Inc.	75,573	661
*	Denali Therapeutics Inc.	33,955	648
*	Tivity Health Inc.	35,365	647
*	Aimmune Therapeutics Inc.	32,677	640
*	Tactile Systems Technology Inc.	13,092	629
*	Radius Health Inc.	30,217	628
*	Inspire Medical Systems Inc.	11,022	622
*,^	Omeros Corp.	34,532	614
*	Lantheus Holdings Inc.	25,496	612
*	Natus Medical Inc.	24,384	607
*	Tabula Rasa HealthCare Inc.	13,188	596
*	Natera Inc.	24,843	569
*	Retrophin Inc.	30,626	568
*	Vanda Pharmaceuticals Inc.	38,285	562
	CONMED Corp.	6,953	560
*	Apellis Pharmaceuticals Inc.	26,973	542
*	Providence Service Corp.	8,315	538

*	MacroGenics Inc.	29,301	537
*	Theravance Biopharma Inc.	32,299	537
*	Axogen Inc.	25,316	530
*	ArQule Inc.	73,582	529
*	Intersect ENT Inc.	22,335	527
*	Clovis Oncology Inc.	35,482	524
*	CryoLife Inc.	18,032	518
*	Spectrum Pharmaceuticals Inc.	69,186	509
*	Vericel Corp.	32,325	506
*	NanoString Technologies Inc.	17,620	501
*	NextGen Healthcare Inc.	25,934	499
*	Dicerna Pharmaceuticals Inc.	40,137	497
*	Addus HomeCare Corp.	7,240	495
*	CorVel Corp.	6,639	491
*	Amneal Pharmaceuticals Inc.	64,806	489
*	Orthofix Medical Inc.	9,871	487
*	Madrigal Pharmaceuticals Inc.	5,172	478
*	Veracyte Inc.	21,086	478
*	Athenex Inc.	32,910	476
*	Epizyme Inc.	32,305	444
*,^	Cara Therapeutics Inc.	21,064	433
*	Cambrex Corp.	10,733	427
	Phibro Animal Health Corp. Class A	14,396	426
*,^	TherapeuticsMD Inc.	137,948	422
*,^	ZIOPHARM Oncology Inc.	97,339	417
*	ANI Pharmaceuticals Inc.	5,967	416
*	Cerus Corp.	88,581	415
*	Cymabay Therapeutics Inc.	33,788	408
*	Tricida Inc.	11,048	406
*	Eagle Pharmaceuticals Inc.	7,815	397
*,^	ViewRay Inc.	47,237	397
*	Surmodics Inc.	9,781	397
*	Alder Biopharmaceuticals Inc.	35,243	381
	National Research Corp.	7,435	379
*	Stemline Therapeutics Inc.	28,301	372
*,^	Accelerate Diagnostics Inc.	19,500	369
*	G1 Therapeutics Inc.	17,198	360
*	RadNet Inc.	29,648	358
*,^	Allogene Therapeutics Inc.	13,589	356
*	OraSure Technologies Inc.	42,691	354
*	Heska Corp.	5,040	353
*,^	Viking Therapeutics Inc.	45,592	351
*	Voyager Therapeutics Inc.	16,065	350
*	WaVe Life Sciences Ltd.	15,093	346
*	Intellia Therapeutics Inc.	24,862	345
*,^	Allakos Inc.	8,765	344
*	Kura Oncology Inc.	21,195	339
*	Cytokinetics Inc.	30,985	321
*	Puma Biotechnology Inc.	21,715	321
*	CytomX Therapeutics Inc.	33,033	319
*	Fluidigm Corp.	24,304	318
*,^	Eidos Therapeutics Inc.	10,035	313
	Meridian Bioscience Inc.	27,316	309
	LeMaitre Vascular Inc.	11,824	305
*	Revance Therapeutics Inc.	28,302	305
*	Rubius Therapeutics Inc.	21,032	304
*	GlycoMimetics Inc.	25,502	302

*	Antares Pharma Inc.	106,613	297
*	TG Therapeutics Inc.	46,964	294
*,^	MediciNova Inc.	29,537	293
*	PetIQ Inc. Class A	11,156	293
*	Rhythm Pharmaceuticals Inc.	11,415	288
*	Rocket Pharmaceuticals Inc.	17,568	287
*,^	Corbus Pharmaceuticals Holdings Inc.	40,470	284
*	Oxford Immunotec Global plc	19,361	283
	Luminex Corp.	13,156	278
*,^	Flexion Therapeutics Inc.	24,737	273
*,^	Intrexon Corp.	55,026	266
*	Progenics Pharmaceuticals Inc.	63,148	265
*	Akebia Therapeutics Inc.	58,618	261
*	Homology Medicines Inc.	12,820	259
*	GenMark Diagnostics Inc.	38,339	257
*	Catalyst Pharmaceuticals Inc.	71,995	252
*	BioSpecifics Technologies Corp.	4,251	251
*	Collegium Pharmaceutical Inc.	21,707	250
*	Rigel Pharmaceuticals Inc.	113,710	242
*	BioCryst Pharmaceuticals Inc.	69,128	242
*	Dermira Inc.	25,783	241
*,^	Sorrento Therapeutics Inc.	84,843	238
*	Accuray Inc.	63,887	237
*	Savara Inc.	21,122	229
*	OrthoPediatrics Corp.	5,831	227
*	Assembly Biosciences Inc.	15,695	220
*	Intra-Cellular Therapies Inc.	16,741	217
*	Kindred Biosciences Inc.	26,261	209
*	SIGA Technologies Inc.	39,017	208
*,^	Akcea Therapeutics Inc.	9,836	207
*	Palatin Technologies Inc.	151,965	204
*	Dynavax Technologies Corp.	41,611	201
*	ImmunoGen Inc.	106,680	192
*	Amphastar Pharmaceuticals Inc.	9,938	191
*	Translate Bio Inc.	18,244	191
*	ChemoCentryx Inc.	16,788	189
*,^	Geron Corp.	127,921	186
*	Karyopharm Therapeutics Inc.	32,843	185
*	Castlight Health Inc. Class B	55,540	182
*	Agenus Inc.	68,291	174
*,^	Lexicon Pharmaceuticals Inc.	31,852	171
	Utah Medical Products Inc.	2,144	171
*	Cutera Inc.	10,088	170
*	Scholar Rock Holding Corp.	9,199	169
*	Quanterix Corp.	6,424	165
*,^	TransEnterix Inc.	122,246	164
*	MeiraGTx Holdings plc	7,425	163
*	Kadmon Holdings Inc.	73,500	163
*	Pieris Pharmaceuticals Inc.	38,338	159
*	Syneos Health Inc.	3,764	155
*,^	Inovio Pharmaceuticals Inc.	64,369	154
*	Aduro Biotech Inc.	47,284	154
*	Allscripts Healthcare Solutions Inc.	15,588	152
*	Marinus Pharmaceuticals Inc.	34,949	151
*	IntriCon Corp.	5,737	150
*	Eloxx Pharmaceuticals Inc.	16,584	149
*,^	Rockwell Medical Inc.	32,396	149

*,^	UNITY Biotechnology Inc.	18,192	148
*	Deciphera Pharmaceuticals Inc.	6,483	148
*	Cyclerion Therapeutics Inc.	10,449	146
*	Avid Bioservices Inc.	37,356	145
*,^	MannKind Corp.	120,897	140
*	Crinetics Pharmaceuticals Inc.	5,307	139
*	Xeris Pharmaceuticals Inc.	12,649	139
*	CytoSorbents Corp.	21,923	138
*	Arcus Biosciences Inc.	16,055	136
*,^	Athersys Inc.	80,905	134
*	Magenta Therapeutics Inc.	8,901	131
*	Recro Pharma Inc.	13,549	130
*	Pfenex Inc.	19,510	127
*	Axonics Modulation Technologies Inc.	3,818	125
*	Gossamer Bio Inc.	6,849	125
*,^	Senseonics Holdings Inc.	62,808	124
*	Abeona Therapeutics Inc.	20,824	113
*	ChromaDex Corp.	28,416	113
*	Cue Biopharma Inc.	13,661	113
*	Kiniksa Pharmaceuticals Ltd. Class A	7,321	112
*	Avrobio Inc.	7,857	111
	Computer Programs & Systems Inc.	4,274	110
*	Assertio Therapeutics Inc.	37,606	110
*	Syros Pharmaceuticals Inc.	18,648	110
*	Odonate Therapeutics Inc.	5,005	108
*	Aldeyra Therapeutics Inc.	15,418	107
*,^	Optinose Inc.	14,145	107
*,^	CASI Pharmaceuticals Inc.	33,296	106
*	Enzo Biochem Inc.	32,499	105
*	Principia Biopharma Inc.	3,563	104
*	Aclaris Therapeutics Inc.	22,194	104
*	Replimune Group Inc.	7,591	103
*	Sientra Inc.	17,554	102
*	Cellular Biomedicine Group Inc.	6,301	101
*	Minerva Neurosciences Inc.	19,223	100
*	Arvinas Inc.	4,748	99
*	Neuronetics Inc.	8,525	98
*	Forty Seven Inc.	8,651	98
*	SI-BONE Inc.	5,750	97
*,^	Evolus Inc.	7,012	95
*	Pulse Biosciences Inc.	7,848	94
*	Tyme Technologies Inc.	77,942	91
*	Celcuity Inc.	4,287	90
*	Aeglea BioTherapeutics Inc.	14,158	88
*,^	Paratek Pharmaceuticals Inc.	24,099	88
*	Y-mAbs Therapeutics Inc.	4,266	87
*	La Jolla Pharmaceutical Co.	15,807	85
*	Constellation Pharmaceuticals Inc.	9,792	84
*	Twist Bioscience Corp.	3,265	84
*	Aratana Therapeutics Inc.	17,311	80
*	Evelo Biosciences Inc.	10,447	78
*,^	Dova Pharmaceuticals Inc.	8,695	77
*,^	Ocular Therapeutix Inc.	26,375	77
*	Capital Senior Living Corp.	18,192	76
*	LogicBio Therapeutics Inc.	4,962	75
*	Kezar Life Sciences Inc.	7,778	74
*	Tocagen Inc.	13,613	69

*,^	Verastem Inc.	50,651	67
*	Kala Pharmaceuticals Inc.	12,035	67
*	Synthorx Inc.	4,519	65
*	Durect Corp.	116,835	64
*	Alector Inc.	3,432	58
*	Spring Bank Pharmaceuticals Inc.	10,335	58
*,^	ADMA Biologics Inc.	13,960	58
*	iRadimed Corp.	2,752	57
*	Kodiak Sciences Inc.	5,789	57
*	American Renal Associates Holdings Inc.	8,637	56
*	Calyxt Inc.	4,381	56
*	Selecta Biosciences Inc.	27,180	54
*	Endo International plc	10,592	52
*	Endologix Inc.	7,445	52
*	Vapotherm Inc.	3,081	52
*,^	Seres Therapeutics Inc.	15,168	52
*	Jounce Therapeutics Inc.	11,609	52
*	Albireo Pharma Inc.	1,533	50
*	Solid Biosciences Inc.	8,985	50
*	Nuvectra Corp.	13,055	50
*,^	Organovo Holdings Inc.	89,183	49
*,^	Neos Therapeutics Inc.	34,055	49
*	Verrica Pharmaceuticals Inc.	6,656	47
*	Genesis Healthcare Inc.	41,302	47
*	Fortress Biotech Inc.	26,865	46
*	PolarityTE Inc.	7,368	46
*	Sutro Biopharma Inc.	3,889	45
*,^	T2 Biosystems Inc.	22,682	44
*	Neon Therapeutics Inc.	9,058	44
*	Apollo Medical Holdings Inc.	2,449	44
*	Unum Therapeutics Inc.	13,929	43
*	XOMA Corp.	2,244	42
*	Mustang Bio Inc.	12,138	42
*	Bellicum Pharmaceuticals Inc.	20,183	42
*	Mersana Therapeutics Inc.	9,188	40
*	Acorda Therapeutics Inc.	4,281	40
*	Gritstone Oncology Inc.	4,245	40
*	Liquidia Technologies Inc.	3,961	39
*,^	AVEO Pharmaceuticals Inc.	45,912	39
*	Adamas Pharmaceuticals Inc.	8,270	39
*	Zafgen Inc.	20,922	38
*,^	Ampio Pharmaceuticals Inc.	72,143	38
*	Miragen Therapeutics Inc.	15,779	37
*	Quorum Health Corp.	21,073	37
*	Akorn Inc.	8,968	37
*	Idera Pharmaceuticals Inc.	14,092	36
*	Corvus Pharmaceuticals Inc.	9,268	35
*	Fennec Pharmaceuticals Inc.	9,112	34
*	Allena Pharmaceuticals Inc.	8,554	34
*	Helius Medical Technologies Inc. Class A	13,023	34
*	BioTime Inc.	34,259	34
*	Syndax Pharmaceuticals Inc.	4,383	32
*	Adverum Biotechnologies Inc.	3,091	31
*	CTI BioPharma Corp.	37,679	31
*,^	Cohbar Inc.	17,610	30
*	RTI Surgical Holdings Inc.	7,141	30
*	Surface Oncology Inc.	8,226	30

*,^	Novavax Inc.	5,207	30
*	Aptinyx Inc.	8,193	25
*	Aquestive Therapeutics Inc.	6,313	24
*,^	Clearside Biomedical Inc.	20,640	23
*	BioScrip Inc.	10,488	22
*,^	Innovate Biopharmaceuticals Inc.	16,050	21
*,^	Proteostasis Therapeutics Inc.	20,653	20
*	Equillium Inc.	3,143	20
*,^	Teligent Inc.	30,387	20
*	Harpoon Therapeutics Inc.	1,598	19
*	Ra Pharmaceuticals Inc.	798	17
*,^	Insys Therapeutics Inc.	19,704	15
*	FONAR Corp.	748	14
*	ElectroCore Inc.	8,142	14
*,^	Nymox Pharmaceutical Corp.	8,661	14
*	Sienna Biopharmaceuticals Inc.	11,384	13
*	Osmotica Pharmaceuticals plc	5,443	13
*	Arbutus Biopharma Corp.	6,995	13
*	Surgery Partners Inc.	1,379	12
*	Ovid therapeutics Inc.	7,237	12
*	Zomedica Pharmaceuticals Corp.	34,682	10
*	X4 Pharmaceuticals Inc.	573	9
*,^	Immunic Inc.	562	5
*	AgeX Therapeutics Inc.	1,761	5
*	AAC Holdings Inc.	5,370	5
*,^	GTx Inc.	3,734	4
*	Spero Therapeutics Inc.	285	3
*	Harvard Bioscience Inc.	1,361	3
*	NantHealth Inc.	5,062	3
*	resTORbio Inc.	374	3
*	NewLink Genetics Corp.	1,204	2
*	Achaogen Inc.	11,582	1
*,^,§ Synergy Pharmaceuticals Inc.		124,654	1
			190,357
Materials & Processing (6.8%)
*	Ingevity Corp.	31,536	2,766
*	Trex Co. Inc.	44,034	2,634
*	RBC Bearings Inc.	17,783	2,530
	Balchem Corp.	23,869	2,165
	Cabot Microelectronics Corp.	21,127	2,059
	Simpson Manufacturing Co. Inc.	30,860	1,877
	Quaker Chemical Corp.	9,716	1,757
	PolyOne Corp.	56,211	1,413
*	GCP Applied Technologies Inc.	53,528	1,400
	AAON Inc.	30,740	1,395
*	Beacon Roofing Supply Inc.	37,702	1,303
	Comfort Systems USA Inc.	27,225	1,284
	Universal Forest Products Inc.	39,711	1,281
*	Builders FirstSource Inc.	84,304	1,187
	Compass Minerals International Inc.	23,265	1,187
*	Summit Materials Inc. Class A	83,581	1,168
	Mueller Industries Inc.	42,240	1,138
	Sensient Technologies Corp.	16,777	1,136
	HB Fuller Co.	28,366	1,118
*	JELD-WEN Holding Inc.	50,551	955
	Worthington Industries Inc.	27,907	953
*	Masonite International Corp.	18,554	882

*	Ferro Corp.	61,792	837
*	Installed Building Products Inc.	16,181	832
	Trinseo SA	22,071	813
	Advanced Drainage Systems Inc.	26,905	772
	DMC Global Inc.	10,561	714
*	Patrick Industries Inc.	17,182	701
	Global Brass & Copper Holdings Inc.	14,981	654
	Mueller Water Products Inc. Class A	68,741	635
*	Continental Building Products Inc.	27,692	632
*	PGT Innovations Inc.	42,234	632
	Apogee Enterprises Inc.	16,890	612
	Boise Cascade Co.	27,161	603
	Neenah Inc.	10,307	589
	Interface Inc. Class A	39,742	575
*	US Concrete Inc.	12,010	559
	Kaiser Aluminum Corp.	6,213	554
	Chase Corp.	5,417	551
*	Kraton Corp.	21,241	520
*	MRC Global Inc.	33,464	495
	Myers Industries Inc.	26,274	445
*	GMS Inc.	22,787	384
	US Silica Holdings Inc.	34,789	361
	Louisiana-Pacific Corp.	15,656	357
*	Livent Corp.	51,572	326
	Tronox Holdings plc Class A	32,096	298
^	Cleveland-Cliffs Inc.	34,185	297
*	Koppers Holdings Inc.	10,593	282
*	Rexnord Corp.	8,843	233
	Insteel Industries Inc.	12,291	225
	Kronos Worldwide Inc.	16,722	211
*	AdvanSix Inc.	7,728	188
	Omega Flex Inc.	2,158	184
*	OMNOVA Solutions Inc.	32,295	183
*,^	Uranium Energy Corp.	130,760	176
*	Cornerstone Building Brands Inc.	31,564	139
*,^	BlueLinx Holdings Inc.	6,573	132
	Schweitzer-Mauduit International Inc.	4,170	130
	Gold Resource Corp.	34,094	97
*	Ryerson Holding Corp.	11,761	91
*,^	Forterra Inc.	13,929	67
*	Coeur Mining Inc.	20,996	60
*,^	Marrone Bio Innovations Inc.	38,140	59
	Greif Inc. Class A	1,572	56
	Innophos Holdings Inc.	2,072	55
*	BMC Stock Holdings Inc.	2,560	51
*	Foundation Building Materials Inc.	3,279	50
*	Lawson Products Inc.	1,137	42
	Hecla Mining Co.	27,487	36
*	Verso Corp.	1,799	31
	Griffon Corp.	1,411	20
	Greif Inc. Class B	330	15
*	Armstrong Flooring Inc.	1,345	14
*	Century Aluminum Co.	2,147	12
*,^	Amyris Inc.	3,174	11
	United States Lime & Minerals Inc.	130	11
*	Shiloh Industries Inc.	1,575	6

	Valhi Inc.	1,285	3
			51,206
Other (0.1%)2
	Tradeweb Markets Inc. Class A	1,311	59
*	Avantor Inc.	1,834	32
*,^	Beyond Meat Inc.	285	30
*	Parsons Corp.	867	28
*	Pagerduty Inc.	461	24
*	Levi Strauss & Co. Class A	1,090	21
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		3,989	18
*	Silk Road Medical Inc.	402	17
*	Brigham Minerals Inc.	811	17
*	Shockwave Medical Inc.	254	15
*	Mayville Engineering Co. Inc.	806	13
*	Turning Point Therapeutics Inc.	323	11
*	Sciplay Corp. Class A	654	10
*,§	A Schulman Inc. CVR	19,599	8
*	Precision BioSciences Inc.	605	8
*	TransMedics Group Inc.	285	8
*	Palomar Holdings Inc.	326	8
*	NextCure Inc.	403	8
*	NGM Biopharmaceuticals Inc.	474	7
*	Fastly Inc. Class A	303	6
*	Cortexyme Inc.	241	6
*	Axcella Health Inc.	389	6
*	Hookipa Pharma Inc.	601	5
*	Ideaya Biosciences Inc.	281	3
*,§	Corium CVR	17,631	3
*	Greenlane Holdings Inc. Class A	82	1
*,§	Omthera Pharmaceuticals Inc. CVR	2,001	1
*,§	NewStar Financial Inc. CVR	2,203	1
*,§	Clinical Data CVR	367	—
			374
Producer Durables (16.0%)
	Woodward Inc.	39,909	4,347
	MAXIMUS Inc.	47,523	3,386
	Insperity Inc.	28,517	3,248
	Brink's Co.	37,439	2,883
*	Axon Enterprise Inc.	42,801	2,858
	Tetra Tech Inc.	38,657	2,610
	EMCOR Group Inc.	32,108	2,587
	MSA Safety Inc.	25,393	2,524
*	Generac Holdings Inc.	45,108	2,488
	John Bean Technologies Corp.	23,307	2,390
*	MasTec Inc.	47,186	2,194
*	Paylocity Holding Corp.	21,555	2,160
	Exponent Inc.	38,384	2,151
*	TopBuild Corp.	26,410	2,093
*	Aerojet Rocketdyne Holdings Inc.	53,936	2,081
*	TriNet Group Inc.	32,444	2,056
*	Proto Labs Inc.	20,177	2,025
*	ASGN Inc.	37,779	1,916
	Korn Ferry	42,180	1,817
	Healthcare Services Group Inc.	55,172	1,744
	Hillenbrand Inc.	46,682	1,738
*	Advanced Disposal Services Inc.	50,815	1,633

Applied Industrial Technologies Inc.	28,600	1,554
* Harsco Corp.	59,987	1,500
Albany International Corp. Class A	21,371	1,497
Covanta Holding Corp.	87,560	1,476
* WageWorks Inc.	29,480	1,473
* ExlService Holdings Inc.	24,846	1,472
* Advanced Energy Industries Inc.	28,579	1,434
Franklin Electric Co. Inc.	32,712	1,434
* Itron Inc.	25,185	1,427
Allegiant Travel Co. Class A	9,611	1,347
Herman Miller Inc.	37,425	1,328
Deluxe Corp.	34,448	1,281
Forward Air Corp.	21,465	1,198
EnerSys	21,074	1,185
* Dycom Industries Inc.	22,495	1,174
Kennametal Inc.	37,260	1,146
Kaman Corp.	20,521	1,141
* Saia Inc.	19,111	1,128
Badger Meter Inc.	21,213	1,120
HNI Corp.	32,379	1,074
Granite Construction Inc.	25,827	1,038
* Aerovironment Inc.	15,828	1,025
Altra Industrial Motion Corp.	32,128	1,008
McGrath RentCorp	17,916	1,007
Federal Signal Corp.	42,008	1,004
US Ecology Inc.	16,296	970
Cubic Corp.	17,086	964
Watts Water Technologies Inc. Class A	11,711	953
* Air Transport Services Group Inc.	43,387	952
Mobile Mini Inc.	29,338	900
Sun Hydraulics Corp.	21,500	898
Raven Industries Inc.	26,696	874
* SPX Corp.	26,109	776
Tennant Co.	13,302	766
* Chart Industries Inc.	9,940	762
CSW Industrials Inc.	11,099	710
* Atkore International Group Inc.	29,038	679
Knoll Inc.	33,989	668
Kadant Inc.	8,212	667
* Evoqua Water Technologies Corp.	56,401	664
* Astronics Corp.	15,952	649
Lindsay Corp.	7,975	633
Mesa Laboratories Inc.	2,500	624
Heartland Express Inc.	34,822	623
Douglas Dynamics Inc.	16,563	614
* Herc Holdings Inc.	17,892	609
* Hub Group Inc. Class A	15,526	605
Kforce Inc.	17,178	597
Alamo Group Inc.	6,222	591
* NV5 Global Inc.	6,966	542
* Kratos Defense & Security Solutions Inc.	24,281	535
* FARO Technologies Inc.	12,055	532
Actuant Corp. Class A	22,272	493
Matson Inc.	14,223	487
* OSI Systems Inc.	4,661	483
Standex International Corp.	7,312	476
H&E Equipment Services Inc.	18,425	448

	Werner Enterprises Inc.	15,474	431
	Heidrick & Struggles International Inc.	13,943	423
	TTEC Holdings Inc.	10,481	416
*,^	Plug Power Inc.	158,229	405
*	Echo Global Logistics Inc.	19,746	388
*	MYR Group Inc.	12,028	388
	Primoris Services Corp.	21,031	384
	Barrett Business Services Inc.	5,316	383
	Columbus McKinnon Corp.	10,219	371
	Rush Enterprises Inc. Class A	10,267	362
*	Vicor Corp.	11,896	361
	Forrester Research Inc.	7,781	354
	Kimball International Inc. Class B	22,903	354
*,^	CryoPort Inc.	20,225	338
*	DXP Enterprises Inc.	9,193	296
*	WillScot Corp. Class A	19,339	263
	Hackett Group Inc.	16,213	261
	Pitney Bowes Inc.	69,904	255
	AZZ Inc.	6,013	253
*	Energy Recovery Inc.	26,570	251
	Astec Industries Inc.	8,114	239
	Barnes Group Inc.	4,597	238
*	Casella Waste Systems Inc. Class A	6,054	234
	UniFirst Corp.	1,474	234
*	Napco Security Technologies Inc.	8,750	234
	Marten Transport Ltd.	13,083	230
*	Willdan Group Inc.	7,251	226
	Spartan Motors Inc.	25,196	217
*	BrightView Holdings Inc.	12,346	206
*	Vishay Precision Group Inc.	5,699	204
*	Control4 Corp.	8,293	196
	Moog Inc. Class A	2,076	171
	Allied Motion Technologies Inc.	5,154	167
*	SP Plus Corp.	4,868	151
*	Thermon Group Holdings Inc.	6,835	150
	Wabash National Corp.	10,910	147
	Advanced Emissions Solutions Inc.	12,394	147
	Systemax Inc.	6,851	141
*	Commercial Vehicle Group Inc.	22,350	139
*	Mistras Group Inc.	9,964	138
*	CAI International Inc.	5,685	128
	Universal Logistics Holdings Inc.	6,129	116
	ICF International Inc.	1,505	110
*	Wesco Aircraft Holdings Inc.	10,928	107
	Resources Connection Inc.	6,989	107
*	Blue Bird Corp.	5,633	106
^	EVI Industries Inc.	2,903	106
	BG Staffing Inc.	6,190	105
*	PRGX Global Inc.	15,772	103
	Gorman-Rupp Co.	2,937	87
*	Arlo Technologies Inc.	25,084	86
	EnPro Industries Inc.	1,492	83
*	HC2 Holdings Inc.	31,450	73
*,^	Energous Corp.	17,362	72
*	Modine Manufacturing Co.	5,460	70
*	PAM Transportation Services Inc.	1,142	64
*	Milacron Holdings Corp.	5,480	63

*	Navistar International Corp.	2,001	62
*	USA Truck Inc.	5,438	62
*	Exela Technologies Inc.	27,807	61
	CRA International Inc.	1,600	60
*	ServiceSource International Inc.	57,175	59
	ArcBest Corp.	2,351	59
	Rush Enterprises Inc. Class B	1,589	57
*	Sterling Construction Co. Inc.	4,525	54
*	US Xpress Enterprises Inc. Class A	9,625	52
*	Manitex International Inc.	8,429	50
*	Information Services Group Inc.	15,049	47
	Marlin Business Services Corp.	2,015	45
	REV Group Inc.	3,912	43
*	PFSweb Inc.	11,226	42
*	TrueBlue Inc.	1,661	35
*	Lydall Inc.	1,863	34
*	General Finance Corp.	3,459	26
*	Orion Group Holdings Inc.	9,493	23
*	YRC Worldwide Inc.	5,136	22
*	Mesa Air Group Inc.	2,375	22
*	Team Inc.	1,235	18
*	Charah Solutions Inc.	3,669	17
	Miller Industries Inc.	558	15
*	Heritage-Crystal Clean Inc.	559	14
*	Gencor Industries Inc.	1,026	11
	VSE Corp.	470	11
	Graham Corp.	420	9
*	InnerWorkings Inc.	2,409	8
*	Twin Disc Inc.	511	7
*	Willis Lease Finance Corp.	138	7
			119,508
Technology (16.5%)
*	HubSpot Inc.	27,618	4,786
*	Coupa Software Inc.	41,572	4,540
	Entegris Inc.	105,681	3,629
*	New Relic Inc.	33,570	3,368
*	Zscaler Inc.	45,250	3,106
*	Silicon Laboratories Inc.	32,003	2,995
	Blackbaud Inc.	35,926	2,763
*	ACI Worldwide Inc.	80,740	2,540
	Science Applications International Corp.	31,524	2,419
*	Qualys Inc.	25,361	2,247
*	Envestnet Inc.	33,246	2,224
*	Five9 Inc.	42,673	2,191
*	Cornerstone OnDemand Inc.	40,473	2,154
*	Q2 Holdings Inc.	27,823	2,038
*	Lumentum Holdings Inc.	48,376	1,958
*	Novanta Inc.	24,381	1,951
*	Alteryx Inc. Class A	21,768	1,891
*	Yelp Inc. Class A	60,407	1,856
	Brooks Automation Inc.	51,757	1,837
*	Semtech Corp.	44,527	1,774
*,^	iRobot Corp.	20,068	1,748
*	Box Inc.	93,872	1,736
*	Everbridge Inc.	21,704	1,707
*	II-VI Inc.	46,796	1,471
*	Rapid7 Inc.	27,480	1,436

*	Inphi Corp.	32,388	1,421
*	Blackline Inc.	27,396	1,408
	Power Integrations Inc.	21,381	1,393
*	Mercury Systems Inc.	20,116	1,383
*	Bottomline Technologies DE Inc.	31,454	1,374
*	CommVault Systems Inc.	29,757	1,370
*	Cloudera Inc.	149,380	1,370
	Progress Software Corp.	33,323	1,365
*	Alarm.com Holdings Inc.	23,278	1,357
*	PROS Holdings Inc.	23,565	1,336
*	Varonis Systems Inc.	21,042	1,316
*	SPS Commerce Inc.	12,794	1,304
*	LiveRamp Holdings Inc.	25,228	1,296
*	Cargurus Inc.	37,256	1,273
*	LivePerson Inc.	43,918	1,222
*	Workiva Inc.	21,538	1,198
*	Groupon Inc. Class A	331,164	1,169
*	Yext Inc.	63,435	1,165
*	Avalara Inc.	17,060	1,154
*	Appfolio Inc.	11,606	1,119
*	Lattice Semiconductor Corp.	87,158	1,116
	Plantronics Inc.	24,900	1,023
*	MaxLinear Inc.	47,222	1,000
*	Rogers Corp.	7,173	990
*	SailPoint Technologies Holding Inc.	51,995	914
	CSG Systems International Inc.	20,073	900
*	Virtusa Corp.	21,121	896
	Ebix Inc.	17,903	840
*	Blucora Inc.	25,561	792
	NIC Inc.	47,893	764
*,^	GTT Communications Inc.	31,537	750
*	ForeScout Technologies Inc.	22,918	736
*	Viavi Solutions Inc.	60,465	729
*	Vocera Communications Inc.	22,476	727
*	Inovalon Holdings Inc. Class A	51,371	708
*	Altair Engineering Inc. Class A	18,588	708
	InterDigital Inc.	11,102	705
*	ePlus Inc.	9,964	704
*	Glu Mobile Inc.	83,764	668
*	Quantenna Communications Inc.	25,483	618
*	Benefitfocus Inc.	21,003	596
*	Carbonite Inc.	24,026	569
*	Upland Software Inc.	11,741	549
*	Cision Ltd.	49,955	549
*	Rudolph Technologies Inc.	23,319	538
*	Tenable Holdings Inc.	18,429	513
*	Insight Enterprises Inc.	9,793	504
*	Anaplan Inc.	11,166	486
*	Extreme Networks Inc.	86,236	486
*	Nanometrics Inc.	16,937	482
*	TrueCar Inc.	70,667	461
*	Carbon Black Inc.	28,761	433
*,^	Tucows Inc. Class A	7,085	420
*	Digimarc Corp.	7,883	414
*	Ambarella Inc.	9,429	357
*	Model N Inc.	19,267	347
*	Zix Corp.	38,730	347

*	Domo Inc.	10,282	344
*	Ichor Holdings Ltd.	16,236	343
*	CEVA Inc.	14,797	338
	QAD Inc. Class A	7,694	332
*	OneSpan Inc.	23,595	329
*	Loral Space & Communications Inc.	9,621	326
*	nLight Inc.	16,967	317
*	PlayAGS Inc.	16,402	314
*	MobileIron Inc.	55,479	310
	Methode Electronics Inc.	12,580	310
*,^	Impinj Inc.	12,044	299
*	TechTarget Inc.	15,296	289
*	Perficient Inc.	9,379	285
*	USA Technologies Inc.	42,003	282
*	Brightcove Inc.	26,776	267
*	VirnetX Holding Corp.	43,382	257
*	Mitek Systems Inc.	25,041	255
*	Limelight Networks Inc.	82,209	253
*	Unisys Corp.	26,091	253
*	ShotSpotter Inc.	5,499	253
*	CalAmp Corp.	24,603	250
	NVE Corp.	3,344	244
*	A10 Networks Inc.	38,831	236
*	Endurance International Group Holdings Inc.	52,214	232
*	Amber Road Inc.	17,881	232
*	Diodes Inc.	7,497	232
	Monotype Imaging Holdings Inc.	13,984	228
*	Aquantia Corp.	16,553	218
	Simulations Plus Inc.	8,494	213
*,^	PAR Technology Corp.	6,905	194
*	SVMK Inc.	10,795	186
*	Cray Inc.	5,108	179
*	ChannelAdvisor Corp.	18,376	169
*	SMART Global Holdings Inc.	9,649	164
*	Ooma Inc.	13,995	162
	Xperi Corp.	7,667	161
	American Software Inc. Class A	12,366	157
	Cohu Inc.	10,710	156
*	Immersion Corp.	19,408	146
*	Adesto Technologies Corp.	18,200	137
*	NETGEAR Inc.	5,204	131
*	Acacia Communications Inc.	2,793	130
	Park Electrochemical Corp.	8,567	128
*	Evolent Health Inc. Class A	11,654	124
*	Agilysys Inc.	5,376	117
*	ACM Research Inc. Class A	6,074	117
*	Upwork Inc.	7,664	115
*	Avid Technology Inc.	14,596	113
*	Calix Inc.	16,953	103
*	Iteris Inc.	18,826	101
*	Casa Systems Inc.	17,577	99
*,^	Applied Optoelectronics Inc.	10,964	95
*	eGain Corp.	11,644	92
*	Telenav Inc.	12,256	91
*	Aerohive Networks Inc.	25,271	86
*	Cirrus Logic Inc.	2,279	85
*	Telaria Inc.	10,943	82

*	Clearfield Inc.		5,235	70
*	Leaf Group Ltd.		9,659	69
*	Synaptics Inc.		2,408	64
*	FormFactor Inc.		4,337	62
*	Travelzoo		3,536	60
*	Veritone Inc.		6,733	60
*	Asure Software Inc.		9,246	59
*	Park City Group Inc.		10,017	53
*,^	Turtle Beach Corp.		6,121	51
*	Internap Corp.		18,594	48
*	Kopin Corp.		38,562	44
*	Majesco		4,803	43
*	Rimini Street Inc.		7,528	36
*	3D Systems Corp.		4,045	33
*	PDF Solutions Inc.		1,779	22
*	Remark Holdings Inc.		21,181	21
*	SecureWorks Corp. Class A		672	10
				123,163
Utilities (2.0%)
	j2 Global Inc.		34,852	2,938
*	Vonage Holdings Corp.		164,624	1,949
	Cogent Communications Holdings Inc.		31,269	1,829
*	8x8 Inc.		70,000	1,689
	Shenandoah Telecommunications Co.		34,754	1,397
	American States Water Co.		18,499	1,349
	SJW Group		11,567	713
	Middlesex Water Co.		10,239	606
*	Boingo Wireless Inc.		30,459	576
*	ORBCOMM Inc.		54,624	365
	South Jersey Industries Inc.		10,160	320
	York Water Co.		8,586	296
	New Jersey Resources Corp.		4,862	231
*,^ Gogo Inc.			42,641	208
	California Water Service Group		2,999	148
	Chesapeake Utilities Corp.		1,286	117
	Spark Energy Inc. Class A		8,910	87
	Global Water Resources Inc.		8,152	78
*	Pure Cycle Corp.		6,456	61
				14,957
Total Common Stocks (Cost $703,697)				748,048
		Coupon
Temporary Cash Investment (2.8%)1
Money Market Fund (2.8%)
3,4 Vanguard Market Liquidity Fund (Cost $20,770)		2.527%	207,706	20,775
Total Investments (102.7%) (Cost $724,467)				768,823
Other Assets and Liabilities-Net (-2.7%)4,5				(20,525)
Net Assets (100%)				748,298

 * Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,526,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $20,730,000 of collateral received for securities on loan.
5 Cash of $64,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	1	73	(8)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Russell 2000 Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	748,016	—	32
Temporary Cash Investments	20,775	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	768,790	—	32
1 Represents variation margin on the last day of the reporting period.